Risk Management and Financial Instruments - Schedule of Future Contracts (Details) - Sensitivity analysis and derivative financial instrument breakdown [Member]
€ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 BSD ($) shares
Future contract [Member] | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Long
Quantity (in Shares) | shares	4,765	52,199	4,765	4,765	4,765	4,765	4,765	4,765	52,199	52,199	52,199	52,199	52,199	52,199	52,199
Notional	$ 1,840	$ (250,788)
Fair value	$ 12	(2,078)
Deliverable Forwards [Member] | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (664,084)	(398,024)
Fair value	(16,868)	29,150
Deliverable Forwards [Member] | United States of America, Dollars | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Notional	$ (664,084)
Non-Deliverable Forwards [Member] | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (417,158)	(1,306,760)
Fair value	(950)	13,975
Non-Deliverable Forwards [Member] | United States of America, Dollars | American dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Notional	$ (417,158)
Future Contract [Member] | EURO [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ (85,595)	(137,070)		€ 2,074						€ (5,600)
Fair value	$ 49	513
Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Notional	$ 70,949	67,303		68,259						60,885
Fair value	$ 2,376	(1,885)
Non-Deliverable Forwards [Member] | EURO [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ (19,559)	5,071		€ (18,818)						€ 4,587
Fair value	$ 420	513
Future Contract [Member] | British Pound [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (34,095)	(44,142)			£ 1,219						£ (1,470)
Fair value	$ 12	221
Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (26,785)	(14,369)			(21,368)						(2,333)
Fair value	$ (675)	202
Non-Deliverable Forwards [Member] | British Pound [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (6,262)	(97,124)			£ (4,996)						£ (15,771)
Fair value	$ (128)	(579)
Deliverable Forwards [Member] | Australian Dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Australian dollar
Nature	Long
Notional	$ 2,760	2,846				$ 4,452,000						$ 4,190,000
Fair value	$ 2	(1)
Future Contract [Member] | Canadian dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Canadian dollar
Nature	Long
Notional	$ (8,000)						$ (800,000)
Fair value
Deliverable Forwards [Member] | Canadian dollar [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Canadian dollar
Nature	Long
Notional	$ (29,611)	105,115					$ (42,597,000)						$ 139,339,000
Fair value	$ (675)														$ 5,053
Future Contract [Member] | Chinese Renminbi Yuan [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Chinese Renminbi Yuan
Nature	Long
Notional	$ (21,600)	(15,000)						¥ 158,000,000						¥ (1,500,000)
Fair value	$ (3)	68
Non Deliverable Forwards [Member] | Chinese Renminbi Yuan [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Chinese Renminbi Yuan
Nature	Long
Notional									R$ (7,038)					¥ (50,000,000)
Fair value		$ 82
Future contracts [Member] | Commodities Cattle [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Cattle)
Nature	Long
Quantity (in Shares) | shares	6,548,000,000	(6,000,000)	6,548,000,000	6,548,000,000	6,548,000,000	6,548,000,000	6,548,000,000	6,548,000,000	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)	(6,000,000)
Notional	$ 111	$ (101)
Fair value	$ (2,718)
Future contracts [Member] | Commodities Grains [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Grain
Nature	Long
Quantity (in Shares) | shares	4,161,000,000	(7,000,000)	4,161,000,000	4,161,000,000	4,161,000,000	4,161,000,000	4,161,000,000	4,161,000,000	(7,000,000)	(7,000,000)	(7,000,000)	(7,000,000)	(7,000,000)	(7,000,000)	(7,000,000)
Notional	$ 15	$ (46,724)
Fair value	$ (1)	$ 930
Future contracts [Member] | Commodities Grains [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor	Commodities (Grains)
Nature	Short
Quantity (in Shares) | shares	2,788,000		2,788,000	2,788,000	2,788,000	2,788,000	2,788,000	2,788,000
Notional | R$			R$ 17,769
Fair value	$ 84
Deliverable Forwards [Member] | Commodities Cattle [Member]
Risk Management and Financial Instruments - Schedule of Future Contracts [Line Items]
Risk factor		Commodities (Cattle)
Nature		Short
Notional	1,378,279	$ 80,377	R$ 8,534,720						R$ 389,130
Fair value	$ (60,240,000)	$ (1,982,000)